                   SUPPLEMENT TO THE COMMON CLASS PROSPECTUS

             CREDIT SUISSE WARBURG PINCUS CAPITAL APPRECIATION FUND
                   CREDIT SUISSE WARBURG PINCUS VALUE II FUND

The following information supercedes certain information contained in the funds' Prospectus.

CHANGES TO THE OPERATING EXPENSES

The following information replaces information provided on pages 10 and 11 of the funds' prospectus with respect to the funds:

                             FEES AND FUND EXPENSES
This table describes the fees and expenses you may bear as a shareholder. Annual fund operating expense figures are estimated for the current fiscal year.

                                                                CAPITAL
                                                              APPRECIATION   VALUE II
                                                                  FUND         FUND
SHAREHOLDER FEES
 (paid directly from your investment)
-------------------------------------------------------------------------------------
Sales charges "load" on purchases                                 NONE         NONE
-------------------------------------------------------------------------------------
Deferred sales charge "load"                                      NONE         NONE
-------------------------------------------------------------------------------------
Sales charge "load" on reinvested distributions                   NONE         NONE
-------------------------------------------------------------------------------------
Redemption fees                                                   NONE         NONE
-------------------------------------------------------------------------------------
Exchange fees                                                     NONE         NONE
-------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
 (deducted from fund assets)
-------------------------------------------------------------------------------------
Management fee                                                   0.70%        0.75%
-------------------------------------------------------------------------------------
Distribution and service (12b-1) fee                              NONE         NONE
-------------------------------------------------------------------------------------
Other expenses                                                   0.33%        0.47%
-------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES*                            1.03%        1.22%

* Estimated fees and expenses for the fiscal year ending October 31, 2001 are shown below. Fee waivers and expense reimbursements or credits have reduced expenses during the current fiscal year, but may be discontinued at any time. Total annual fund operating expenses have been restated to reflect current expenses.

                                                                CAPITAL
EXPENSES AFTER WAIVERS AND                                    APPRECIATION   VALUE II
REIMBURSEMENTS                                                    FUND         FUND
Management fee                                                   0.70%        0.75%

Distribution and service (12b-1) fee                              NONE         NONE

Other expenses                                                   0.31%        0.45%
                                                                 -----        -----

TOTAL NET ANNUAL FUND OPERATING EXPENSES                         1.01%        1.20%

                                    EXAMPLE

This example may help you compare the cost of investing in these funds with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assuming you invest $10,000, each fund returns 5% annually, expense ratios remain as listed in the first table above (before waivers and expense reimbursements and credits), and you close your account at the time periods shown. Based on these assumptions, your cost would be:

--------------------------------------------------------------------------------

               ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
---------------------------------------------------------------
    Capital
Appreciation
    Fund         $105        $328          $569        $1,259
---------------------------------------------------------------
  Value II
      Fund       $124        $387          $670        $1,477
---------------------------------------------------------------

Dated:  August 7, 2001                                             WPUSL-16-0801

                   SUPPLEMENT TO THE ADVISOR CLASS PROSPECTUS

             CREDIT SUISSE WARBURG PINCUS CAPITAL APPRECIATION FUND

The following information supercedes certain information contained in the fund's Prospectus.

CHANGES TO THE OPERATING EXPENSES

The following information replaces the information provided on pages 8 and 9 of the fund's prospectus:

                             FEES AND FUND EXPENSES
This table describes the fees and expenses you may bear as a shareholder. Annual fund operating expense figures are estimated for the current fiscal year.


SHAREHOLDER FEES
 (paid directly from your investment)
----------------------------------------------------------------------
Sales charge "load" on purchases                                NONE
----------------------------------------------------------------------
Deferred sales charge "load"                                    NONE
----------------------------------------------------------------------
Sales charge "load" on reinvested distributions                 NONE
----------------------------------------------------------------------
Redemption fees                                                 NONE
----------------------------------------------------------------------
Exchange fees                                                   NONE
----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
 (deducted from fund assets)
----------------------------------------------------------------------
Management fee                                                 0.70%
----------------------------------------------------------------------
Distribution and service (12b-1) fee                           0.50%
----------------------------------------------------------------------
Other expenses                                                 0.33%
----------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES*                          1.53%

* Estimated fees and expenses for the fiscal year ending October 31, 2001 are shown below. Fee waivers and expense reimbursements or credits have reduced expenses during the current fiscal year, but may be discontinued at any time. Total annual fund operating expenses have been restated to reflect current expenses.

EXPENSES AFTER WAIVERS AND
REIMBURSEMENTS
Management fee                                                 0.70%

Distribution and service (12b-1) fee                           0.50%

Other expenses                                                 0.31%
                                                                ----

TOTAL NET ANNUAL FUND OPERATING EXPENSES                       1.51%

                                    EXAMPLE

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assuming you invest $10,000, the fund returns 5% annually, expense ratios remain as listed in the first table above (before waivers and expense reimbursements and credits), and you close your account at the time periods shown. Based on these assumptions, your cost would be:


ONE YEAR     THREE YEARS   FIVE YEARS    TEN YEARS
   $156         $483          $834          $1,824

Dated:  August 7, 2001                                             ADCAP-16-0801